Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

6. Commitments and Contingencies

Contingencies

From time to time, the Company may become involved in legal proceedings arising in the ordinary course of business. The Company was not subject to any material legal proceedings during the years ended December 31, 2020 and 2019, and no material legal proceedings are subsequently outstanding or pending.

Indemnification

In the ordinary course of business, the Company enters into agreements that may include indemnification provisions. As permitted under Delaware law and in accordance with its bylaws, the Company indemnifies its officers and directors for certain events or occurrences while the officer or director is or was serving in such capacity. The Company is also party to indemnification agreements with its officers and directors. In some cases, the indemnification will continue after the termination of the agreement. The maximum potential amount of future payments that the Company could be required to make under these provisions is not determinable. The Company has never incurred material costs to defend lawsuits or settle claims related to these indemnification provisions. The Company is not currently aware of any indemnification claims. The Company also maintains director and officer insurance, which may cover certain liabilities arising from our obligation to indemnify our directors and officers. Accordingly, the Company has not recorded any liabilities for these indemnification rights and agreements as of December 31, 2020 and 2019.

Operating Leases

In December 2016, the Company entered into an operating lease agreement for its principal office in South San Francisco, California. The lease term expires in August 2024. Under the lease agreement, the Company has two three-year renewal options through August 2030.

In October 2019, the Company entered into a sublease, as lessee, for office and laboratory space in South San Francisco, California. The sublease term expires in May 2022. Under the lease agreement, the Company has a five-year renewal option through May 2027.

In September 2020, the Company entered into a lease agreement for warehouse space in South San Francisco, California. The lease term expires in September 2021. Under the lease agreement, the Company has two six-month renewal options through September 2022.

In February 2021, the Company entered into a new lease agreement. See Note 10. Subsequent Event.

Rent expense was $2.0 million and $1.5 million for the years ended December 31, 2020 and 2019, respectively.

Capital Leases

During 2020, the Company commenced a new capital lease for certain laboratory equipment. The Company entered the agreement for this lease during 2019.

During 2019, the Company entered into two capital lease agreements for certain laboratory equipment.

As of December 31, 2020, the Company’s future minimum payments under noncancelable leases were as follows (in thousands):

Year Ended December 31,	Operating Lease Commitments	Capital Lease Commitments	Total
2021	$2,123	$274	$2,397
2022	1,699	254	1,953
2023	1,457	171	1,628
2024	1,000	—	1,000
Thereafter	—	—	—

Total future minimum lease payments	$6,279	$699	$6,978

COVID-19

The full extent of the impact of the COVID-19 pandemic on financial markets, economies worldwide and our business is highly uncertain. As of December 31, 2020, the Company was not aware of any contingencies and no estimates were recorded on its financial statements as a result of COVID-19.